Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Operating Expenses [Abstract]
Schedule of Operating Expenses	For the years ended December 31, 2023, 2022, and 2021, operating expenses consisted of the following:
	Years ended December 31,
Sales and marketing	2023	2022	2021
Salaries and Benefits	$1,442,952	$585,393	$84,418
Professional and consulting fees	909,046	756,919	243,012
Office expenses	21,746	49,092	34,206
Travel and entertainment	84,082	40,038	5,142
Depreciation and amortization	3,128	35,866	8,868
Marketing and advertising	3,697,523	4,929,598	587,018
	$6,158,477	$6,396,906	$962,664
	Years ended December 31,
Research and development	2023	2022	2021
Salaries and benefits	$3,415,784	$1,961,718	$250,266
Professional and consulting fees	4,323,406	1,316,861	26,290
Lab and office expenses	975,315	1,375,349	106,487
Travel and entertainment	198,998	118,695	15,245
Depreciation and amortization	524,009	106,327	83,646
Materials for clinical studies	152,881	140,416	-
	$9,590,393	$5,019,366	$481,934
	Years ended December 31,
General and administrative	2023	2022	2021
Salaries and benefits	$2,310,835	$2,175,242	$816,027
Employee stock option expense	3,266,702	8,931,386	6,430,158
Professional and consulting fees	3,883,687	2,144,679	800,836
Office expenses	657,185	785,862	193,514
Insurance	817,181	920,121	170,464
Travel and entertainment	130,606	133,257	17,116
Depreciation and amortization	339,275	119,372	29,515
	$11,405,471	$15,209,919	$8,457,630